June 13, 2022

Registrant	File No.	Form	Original Filing Date	Amended Filing Date	Explanation
Pioneer Floating Rate Fund, Inc.	811-21654	N-CEN	2/14/21	6/13/22

The Registrant amended Form N-CEN for the period ended November 30, 2021 to correct, the radio button for the 19a-1 notice. Changing the button from No to Yes. The fund does have a 19a-1 notice, which is published on our website.